UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP

Address:   214 North Tryon Street, Suite 3000
           Charlotte, North Carolina 28202

Form 13F File Number: 028-13383


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Banwell
Title:  Manager, Chief Executive Officer
Phone:  (704) 208-3600

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Banwell                    Charlotte, North Carolina          2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      745,846
                                         --------------
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13407             St. George Partners, LLC
2     028-13408             Ian Banwell



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHENY ENERGY INC        COM              017361106    1,212    50,000 SH       SOLE                   50,000      0    0
ANNALY CAP MGMT INC         COM              035710409    3,584   200,000 SH       SOLE                  200,000      0    0
BARCLAYS BK PLC             DJUBS CMDT ETN36 06738C778      623    12,680 SH       SOLE                   12,680      0    0
CISCO SYS INC               COM              17275R102   12,138   600,000 SH  PUT  SOLE                  600,000      0    0
CITIGROUP INC               COM              172967101   15,476 3,272,000 SH       SOLE                3,272,000      0    0
CLAYMORE EXCHANGE TRD FD TR GUGG CHN SML CAP 18383Q853    4,960   165,000 SH       SOLE                  165,000      0    0
HUGHES COMMUNICATIONS INC   COM              444398101      643    15,894 SH       SOLE                   15,894      0    0
ISHARES TR                  MSCI EMERG MKT   464287234    4,764   100,000 SH       SOLE                  100,000      0    0
ISHARES TR                  MSCI EMERG MKT   464287234   35,732   750,000 SH  CALL SOLE                  750,000      0    0
ISHARES TR                  S&P GLB100INDX   464287572   38,751   622,300 SH       SOLE                  622,300      0    0
MICROSOFT CORP              COM              594918104    2,311    82,800 SH       SOLE                   82,800      0    0
OIL SVC HOLDRS TR           DEPOSTRY RCPT    678002106      632     4,500 SH       SOLE                    4,500      0    0
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605   16,668 1,045,000 SH       SOLE                1,045,000      0    0
SELECT SECTOR SPDR TR       SBI INT-INDS     81369Y704     1509    43,268 SH       SOLE                   43,268      0    0
SELECT SECTOR SPDR TR       SBI INT-INDS     81369Y704   26,153   750,000 SH  CALL SOLE                  750,000      0    0
SOUTHERN COPPER CORP        COM              84265V105    1,706    35,000 SH       SOLE                   35,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103  301,800 2,400,000 SH  PUT  SOLE                2,400,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103  276,650 2,200,000 SH  CALL SOLE                2,200,000      0    0
STAR BULK CARRIERS CORP     COM              Y8162K105      534   199,976 SH       SOLE                  199,976      0    0